Net revenue (Tables)	12 Months Ended
Dec. 31, 2021
Net revenue
Schedule of net operating revenue summarized by nature

The Group generates revenue primarily through the provision of services described in the table below, which is summarized by nature:

	December 31, 2021	December 31, 2020	December 31, 2019
Software development revenue	1,394,583	891,012	597,457
Software maintenance revenue	30,026	31,133	37,634
Revenue from software license agent	1,637	2,413	7,005
Consulting revenue	15,922	28,601	25,942
Other revenue	2,212	3,360	9,095
Total net revenue	1,444,380	956,519	677,133

Schedule of net revenue by industry vertical

The following table sets forth the net revenue by industry vertical for the periods indicated:

.	December 31, 2021	December 31, 2020	December 31, 2019
By Industry Vertical
Financial services	487,177	324,118	231,813
Food and beverages	340,709	244,590	116,911
Pharmaceuticals and cosmetics	206,375	134,763	85,410
Technology, media, and telecom	169,311	81,961	92,113
Retail and manufacturing	93,871	83,046	65,130
Education and services	64,336	41,323	21,042
Others	82,600	46,718	64,714
Total net revenue	1,444,380	956,519	677,133

Schedule of the nature and timing of performance obligations in contracts with customers, including the revenue recognition policies listed in the main types of services

The table below provides information on the nature and timing of performance obligations in contracts with customers, including the revenue recognition policies listed in the main types of services:

Type of service	Nature and timing of performance obligations	Revenue recognition in accordance with IFRS 15
Services provision: - software development; - software maintenance; - consultancy.

The Group has determined that the customer controls all work in progress as the services are provided. This is because, according to these contracts, services are provided according to the client’s specifications and, if a contract is terminated by the client, the Group will be entitled to reimbursement of the costs incurred to date, including a reasonable margin.    Invoices are issued in accordance with contractual terms and are usually paid on average in 70 days. Unbilled amounts are presented as contract assets.

The associated revenue and costs are recognized over time. The progress of the performance obligation is measured based on the hours incurred.
Software License Agency

The Group acts as an agent in software license agreements between the developer and the customer.    Invoices (related to agency fees) are issued in accordance with the contractual terms and are generally paid on average within 45 days.

Revenue related to fees as agent is recognized when contracts are entered into.

Schedule of contract assets

The balances from contract assets are shown and segregated in the statement of financial position as follows:

.	December 31, 2021	December 31, 2020
Local market	80,107	35,364
Foreign market	55,194	15,936
(-) Expected credit losses from contract assets	(913)	(675)
Total	134,388	50,625

Schedule of the movement of expected credit losses of contract assets

The movement of expected credit losses of contract assets, is as follows:

Balance as of January 1, 2020	(805)
Reversal	218
Effect of movements in exchange rates	(88)
Balance as of December 31, 2020	(675)
(Provision)	(217)
Effect of movements in exchange rates	(21)
Balance as of December 31, 2021	(913)